Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Net loss	$ (578,023)	$ (709,915)
Adjustments to reconcile net loss to net cash used in operating activities:
Bad debt expense		3,200
Depreciation and amortization	38,155	45,482
Common shares issued for services rendered	1,000	1,000
Changes in operating assets and liabilities:
Accounts receivable		(364)
Accounts receivable - related party	(10,000)
Prepaid expenses	2,210	4,782
Other receivable - related party	(18,000)
Other assets	214	214
Accounts payable	36,744	(25,736)
Accrued interest	82,531	30,990
Net cash used in operating activities	(445,169)	(650,347)
Cash flows from investing activities:
Purchases of property and equipment	(11,525)
Net cash used in investing activities	(11,525)
Cash flows from financing activities:
Principal payments on notes payable	(32,431)	(28,339)
Proceeds from related parties	538,460	681,390
Repayments to related parties	(12,900)	(3,115)
Net cash provided by financing activities	493,129	649,936
Net increase (decrease) in cash and cash equivalents	36,435	(411)
Cash and cash equivalents at beginning of year	739	1,150
Cash and cash equivalents at end of year	37,174	739
Supplemental disclosure of cash flow information:
Cash paid for interest	11,794	14,358
Cash paid for income taxes
Supplemental disclosure of non-cash investing and financing activities:
Reclassification of due to related parties to contributed capital	$ 48,500	$ 40,800